FAIR VALUE MEASUREMENTS: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair value measurements
Available for sale securities	$ 118,647	$ 94,053
Trading securities	63,215	49,378
Fair value measured on a recurring basis | Estimated Fair Value
Fair value measurements
Cash and equivalents	88,283	63,862
Available for sale securities	118,647
Auction rate security		9,485
Available for sale securities, excluding the auction rate security		84,568
Trading securities	63,215	49,378
Total assets measured at fair value	269,331	207,181
Fair value measured on a recurring basis | Estimated Fair Value | Foreign currency forward contracts
Fair value measurements
Derivative instruments, net	(684)
Fair value measured on a recurring basis | Estimated Fair Value | Commodity futures contracts
Fair value measurements
Derivative instruments, net	(130)	(112)
Fair value measured on a recurring basis | Level 1
Fair value measurements
Cash and equivalents	88,283	63,862
Trading securities	63,215	49,378
Total assets measured at fair value	151,368	113,128
Fair value measured on a recurring basis | Level 1 | Commodity futures contracts
Fair value measurements
Derivative instruments, net	(130)	(112)
Fair value measured on a recurring basis | Level 2
Fair value measurements
Available for sale securities	118,647
Available for sale securities, excluding the auction rate security		84,568
Total assets measured at fair value	117,963	84,568
Fair value measured on a recurring basis | Level 2 | Foreign currency forward contracts
Fair value measurements
Derivative instruments, net	(684)
Fair value measured on a recurring basis | Level 3
Fair value measurements
Auction rate security		9,485
Total assets measured at fair value		$ 9,485